Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

NOTE 4: PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	June 30, 2021	December 31, 2020
Advances for working capital purposes	$2,950	$2,950
Insurance claims	6,831	2,808
Other prepaid expenses	1,388	378
Total prepaid expenses and other current assets	$11,169	$6,136

As of June 30, 2021, Insurance claims include mainly an amount of $4,198 (December 31, 2020: $0) which concerns H&M claims related to two of the fleet vessels due to damage.